Related party transaction	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Related party transaction
10.	Related party transaction
The Directors consider there to be no related party transactions during the periods reported other than Directors Remuneration.
26	Related party transactions
There were no related party transactions in the current or prior periods other than Directors’ remuneration.